Income Tax (Details) - Schedule of Net Deferred Tax Assets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carry-forwards	$ 8,476	$ 1,121
Allowance for credit losses	2,152,715	2,142,711
Provision of advances to suppliers	8,699,189	5,012,179
Lease liability
Total of deferred tax assets	10,860,380	7,156,011
Less: valuation allowance	(1,286)
Net deferred tax assets	10,859,094	7,156,011
Defer tax liabilities:
Right-of-use assets
Total deferred tax liabilities
Deferred tax assets, net	$ 10,859,094	$ 7,156,011